DOMINION FUNDS, INC.

SHEPHERD FUND

Supplement dated March 16, 2009

To the Prospectus Dated November 5, 2008

This Supplement updates and supersedes any contrary information contained in the Prospectus dated November 5, 2008 (the “Prospectus”) of the Dominion Funds, Inc. (the “Company”), consisting of the Shepherd Fund (the “Fund”):

The Company’s Board of Directors has approved the engagement of the following new service providers for the Fund effective on March 16, 2009:

TRANSFER AGENT Gemini Fund Services, LLC 4020 South 147th Street, Suite 2 Omaha, Nebraska 68137 (866) 270-1222	DISTRIBUTOR Northern Lights Distributors, LLC 4020 South 147th Street Omaha, Nebraska 68137 (402) 493-3313	CUSTODIAN First National Bank of Omaha 1620 Dodge Street Omaha, NE 68137	ADMINISTRATOR Gemini Fund Services, LLC 450 Wireless Boulevard Hauppauge, NY 11788

FUND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (1)

  4.75%

Maximum Deferred Sales Charge (Load)

None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)

None

Redemption Fee (2)

None

Exchange Fee

None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (3)

Investment Management Fees

1.00%

Distribution (12b-l) Fees

0.25%

Other Expenses (4)

2.42%

Acquired Fund Fees and Expenses (5)

0.11%

Total Annual Fund Operating Expenses (6)

3.78%

Less Fee Waivers and Reimbursement

               (1.77)%

Total Net Expenses

   2.01%

(1)

On sales of $100,000 or more, the sales load is reduced as set forth in the section “Purchase of Shares”.

(2)

Redemption proceeds will be sent regular first class mail, or can be sent via overnight “express” mail (such as Federal Express), if requested, for a $20.00 service charge, or can be sent by wire transfer for a $15.00 fee.  See “Redemptions of Shares.”

(3)

Calculated as a percentage of average daily net assets.

(4)

Restated to reflect current fee agreements.

(5)

The Fund is required to disclose “Acquired Fund Fees and Expenses” in the above fee table.  Acquired Fund Fees and Expenses are indirect fees that funds incur from investing in the shares of other mutual funds (“Acquired Fund(s)”).  The indirect fee represents a pro rata portion of the cumulative expenses charged by the Acquired Fund.  Acquired Fund Fees and Expenses are reflected in the Acquired Fund’s net asset value.  Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus.  Without Acquired Fund Fees and Expenses, the Total Annual Fund Operating Expenses would have been 3.67%.

(6)

The Company and the Adviser have entered into an Expense Cap/Reimbursement Agreement effective April 3, 2009, (the “Expense Agreement”) applicable to the Fund.  In connection with the Expense Agreement, the Adviser has voluntarily agreed to waive receipt of its Investment Management Fees or reimburse Fund expenses to the extent necessary to limit total annual Fund operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of 1.90% of the Fund’s average daily net assets.  Under the terms of the Expense Agreement, the Adviser is entitled to recoup such amounts from the Fund for a period of up to three years from the date the Adviser reduced its compensation and/or assumed expenses for the Fund.  The Expense Agreement shall continue in effect until April 2, 2010; thereafter, the Expense Agreement shall automatically continue for successive renewal terms of one year each, unless either party notifies the other party of its desire to terminate the Expense Agreement prior to renewal.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs maybe higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$204	$992	$1,800	$3,906

PURCHASE OF SHARES; REDEMPTION OF SHARES; EXCHANGE PRIVILEGE; SHAREHOLDER SERVICES AND REPORTS

Please direct inquiries concerning the services described in these sections of the Prospectus to Gemini Fund Services, LLC (the “Transfer Agent”) at Shepherd Fund, c/o Gemini Funds Services, LLC, 4020 South 147th Street, Suite 2, Omaha, NE 68137 or by calling (866) 270-1222.

In addition, please note the following:

•

Shares will be issued in non-certificated form

•

For purchases by wire, call the Fund at (866) 270-1222

•

The “Exchange Privilege” is no longer available

                                                                                Please retain this supplement for future reference.

DOMINION FUNDS, INC.

SHEPHERD FUND

Supplement dated March 16, 2009

To the Statement of Additional Information Dated November 5, 2008

This Supplement updates and supersedes any contrary information contained in the Statement of Additional Information dated November 5, 2008 (the “SAI”) of the Dominion Funds, Inc. (the “Company”), consisting of the Shepherd Fund (the “Fund”):

TELEPHONE NUMBER FOR INQUIRIES CONCERNING SHAREHOLDER ACCOUNT INFORMATION

Please telephone (866) 270-1222 for shareholder account information.

ADMINISTRATOR, ADMINISTRATIVE SERVICES AND ACCOUNTING SERVICES

Gemini Fund Services, LLC (“GFS”), 450 Wireless Boulevard, Hauppauge, NY 11788, is the Administrator and Fund Accountant to the Fund.  GFS provides administrative and fund accounting services to the Fund pursuant to Administration and Fund Accounting Service Agreements.  Under the Administration Agreement, GFS provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purposes of filings with the SEC and stated securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) overseeing the calculation of performance data; (vii) preparing and maintaining the Fund’s operating expense budget; (viii) coordinating the Funds’ annual audit; and (ix) monitoring daily and periodic compliance with respect to all requirements and restrictions of the Investment Company Act of 1940, as amended (the “1940 Act”), the Internal Revenue Code and the Prospectus.

GFS, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For such administrative and accounting services, GFS receives from the Fund, the greater of: (i) a minimum service fee; or (ii) a fee, computed daily and payable monthly based on a percentage of the Fund’s monthly average net assets, with such rates decreasing as the assets of the Fund reach certain levels, plus out-of- pocket expenses.

TRANSFER AGENT

GFS also serves as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a Transfer Agency Services Agreement with the Company. Under the agreement, Gemini Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. GFS’s transfer agency operations are located at 4020 South 147th Street, Suite 2, Omaha, NE 68137.

THE DISTRIBUTOR

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, has entered into an Underwriting Agreement with the Company to serve as the principal underwriter for the Fund and the distributor for the Fund’s shares.  NLD, an affiliate of GFS, is located at 4020 South 147th Street, Omaha, NE 68137.

In connection with the distribution of the Fund’s shares, the Fund paid underwriting commissions of $6,384.06, $3,233.05and $2,113.26, respectively, for the fiscal years ended June 30, 2006, 2007 and 2008, none of which was retained by the then Distributor, Cullum & Burks Securities, Inc.

CUSTODIAN

First National Bank of Omaha (“FNBO”), located at 1620 Dodge Street, Omaha, NE 68137, is the custodian of the Fund.

.

Please retain this supplement for future reference.